Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	SEASONS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 31, 2012
Prospectus Date	rr_ProspectusDate	Jul 30, 2012

Asset Allocation: Diversified Growth Portfolio (Prospectus Summary): | Asset Allocation: Diversified Growth Portfolio
Asset Allocation: Diversified Growth Portfolio

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

Supplement to the Summary Prospectus Dated July 30, 2012

Effective immediately, Asset Allocation: Diversified Growth Portfolio (the “Portfolio”) . In the Portfolio Summary , in the Fees and Expenses of the Portfolio section, the Annual Portfolio Operating Expenses section is deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Asset Allocation: Diversified Growth Portfolio	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.29%	0.29%	0.28%
Total Annual Portfolio Operating Expenses	1.14%	1.29%	1.38%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Asset Allocation: Diversified Growth Portfolio (Prospectus Summary): | Asset Allocation: Diversified Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Asset Allocation: Diversified Growth Portfolio
Supplement Text	ck0001003239_SupplementTextBlock

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

Supplement to the Summary Prospectus Dated July 30, 2012

Effective immediately, Asset Allocation: Diversified Growth Portfolio (the “Portfolio”) . In the Portfolio Summary , in the Fees and Expenses of the Portfolio section, the Annual Portfolio Operating Expenses section is deleted in its entirety and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Asset Allocation: Diversified Growth Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Asset Allocation: Diversified Growth Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
Asset Allocation: Diversified Growth Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.38%